Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheet (Parentheticals)	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2021 $ / shares shares
Schedule Of Balance Sheet Abstract
Preferred share, par value (in Dollars per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Ordinary shares, shares authorized	140,000,000	140,000,000	140,000,000	140,000,000
Ordinary shares, shares issued	8,267,793	8,267,793	4,517,793	4,517,793
Ordinary shares, shares outstanding	8,267,793	8,267,793	4,517,793	4,517,793